Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Operating activities
Net income (loss)	$ 68,275		$ (5,441)		$ 31,501
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	70,286		65,076		63,482
Amortization of deferred charges	1,484		1,494		1,280
Undistributed earnings of non-consolidated investees	1,900		1,435		4,559
Loss on termination of lease financing arrangements	0		7,777		0
Gain on sale of available-for-sale securities	(541)		(4,196)		0
Gain on sale of investee	0		0		(8,355)
Gain on termination of equity swaps	0		0		(15,904)
Compensation cost related to stock options	1,970		1,869		1,689
Unrealized foreign exchange losses (gains)	1,669		(5,180)		12,955
Amortization of deferred tax benefits on intragroup transfer	(6,687)		0		0
Impairment of long-term assets	500		4,500		1,500
Drydocking expenditure	(19,773)		(7,369)		(9,807)
Trade accounts receivable	5,245		(2,010)		5,473
Inventories	2,479		1,166		(2,238)
Prepaid expenses, accrued income and other assets	(3,721)		(17,629)		7,145
Amount due from/to related companies	(404)		713		(99)
Trade accounts payable	(12,804)		(7,221)		2,075
Accrued expenses	8,082		409		(3,671)
Interest element included in obligations under capital leases	898		762		1,182
Other current liabilities	(2,250)		15,555		(49,004)
Net cash provided by operating activities	116,608		51,710		43,763
Investing activities
Additions to vessels and equipment	(99,082)		(33,927)		(112,945)
Additions to newbuildings	(190,100)		0		0
Investment in non-consolidated investees	(4,152)		(469)		(85)
Proceeds from sale of investments in available-for-sale securities	901		7,711		0
Proceeds from sale of investments in investees	0		0		11,010
Settlement on termination of equity swaps	0		0		7,691
Restricted cash and short-term investments	(6,211)		391,421		37,869
Net cash (used in) provided by investing activities	(298,644)		364,736		(56,460)
Financing activities
Proceeds from short-term debt	23,600		0		0
Proceeds from long-term debt (including related parties) (Note 23)	80,000		125,000		44,999
Repayments of obligations under capital leases (Note 24)	(6,054)		(354,881)		(6,883)
Repayments of long-term debt (including related parties) (Note 23)	(105,750)		(110,037)		(71,396)
Repayments of short-term debt	(23,600)		0		0
Cash dividends paid	(65,022)		(45,761)		0
Non-controlling interest dividends (Note 29)	(12,532)		(3,120)		(1,360)
Payments to acquire treasury shares	0		0		(3,912)
Proceeds from exercise of share options (including disposal of treasury shares)	13,845		2,985		1,974
Proceeds from sales of shares in non-controlling interest	0		5,549		0
Proceeds from issuance of equity	0		3,304		0
Proceeds from issuance of equity in subsidiaries to non-controlling interest (Note 26)	287,795		0		115,392
Acquisition of non-controlling interests	(108,050)		(15,741)		0
Proceeds arising from exercise of warrants	0		18,742		0
Net cash provided by (used in) financing activities	84,232		(373,960)		78,814
Net (decrease) increase in cash and cash equivalents	(97,804)		42,486		66,117
Cash and cash equivalents at beginning of period	164,717		122,231		56,114
Cash and cash equivalents at end of period	66,913		164,717		122,231
Cash paid during the year for:
Interest paid, net of capitalized interest	30,727		47,962		51,145
Income taxes paid	2,426		1,493		950
Non cash investing activities include the following:
Dividends	$ 0	[1]	$ 30,410	[1]	$ 0	[1]

[1]	In 2010, the Company issued stock dividends in its subsidiary, Golar LNG Energy Ltd ("Golar Energy")